EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION AND EVALUATION ASSETS, table (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS, table

	January 31, 2024	Acquisition costs	Effect of Foreign currency translation	January 31, 2025
Farellón Project
Farellón	$394,421	$-	$5,680	$400,101
Quina	152,025	-	2,189	154,214
Exeter	154,406	-	2,224	156,630
Farellón Project, sub-total	700,852	-	10,093	710,945
Point Piche Project	-	93,000	-	93,000
Larder Lake Project	-	165,500	-	165,500
Total costs	$700,852	$258,500	$10,093	$969,445

Exploration and evaluation assets as of January 31, 2024

	January 31, 2023	Acquisition costs	Effect of Foreign currency translation	January 31, 2024
Farellón Project
Farellón	$452,048	$-	$(57,627)	$394,421
Quina	174,237	-	(22,212)	152,025
Exeter	176,966	-	(22,560)	154,406
Total costs	$803,251	$-	$(102,399)	$700,852